Fair Value of Financial Instruments (Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL ASSETS
Cash and cash equivalents, Carrying amount	$ 14,186	$ 22,922	$ 32,355	$ 22,407
Loans held for sale, Carrying amount	1,510	347
Net loans, Carrying amount	372,741	350,416
Mortgage servicing rights	1,247	1,181	$ 1,218	$ 1,399
Total Assets	633,119	608,665
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	524,680	518,419
Other borrowings, Carrying amount	18,774	2,118
Junior subordinated deferrable interest debentures, Carrying amount	12,806	12,773
Total liabilities	560,561	537,104
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage servicing rights	1,247	1,181
Financial Assets [Member]
FINANCIAL ASSETS
Cash and cash equivalents, Carrying amount	14,186	22,922
Securities, including Federal Home Loan Bank stock, Carrying amount	195,035	187,759
Certificates of deposit, Carrying amount	1,494	1,992
Loans held for sale, Carrying amount	1,510	347
Net loans, Carrying amount	372,741	350,416
Mortgage servicing rights, Carrying amount	1,247	1,181
Total Assets	586,213	564,617
Total Assets	584,965	564,575
Financial Assets [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	14,186	22,922
Financial Assets [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Securities, including Federal Home Loan Bank stock	195,035	187,759
Certificates of deposit	1,494	1,992
Financial Assets [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Loans held for sale	1,510	347
Net loans	371,493	350,374
Mortgage servicing rights	1,247	1,181
Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	129,460	148,485
Maturity Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL LIABILITIES
Deposits estimated value	128,592	147,164
Non-Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	395,220	369,934
Non-Maturity Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL LIABILITIES
Deposits estimated value	395,220	369,934
Financial Liabilities [Member]
FINANCIAL LIABILITIES
Other borrowings, Carrying amount	18,774	2,118
Junior subordinated deferrable interest debentures, Carrying amount	12,806	12,773
Total liabilities	556,260	533,310
Total liabilities	551,881	527,481
Financial Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL LIABILITIES
Other borrowings	18,774	2,118
Junior subordinated deferrable interest debentures	$ 9,295	$ 8,265